Deferred revenue (Tables)	12 Months Ended
Mar. 31, 2015
Deferred revenue
Schedule of Deferred Revenue

	March 31,
	2014	2015	2015
	RMB	RMB	US$

Payments by customers prior to completion of cord blood processing services	93,597	87,296	14,082
Unearned storage fees	926,756	1,232,243	198,781

Total current and non-current deferred revenue	1,020,353	1,319,539	212,863

Representing:
Current portion	196,432	220,140	35,512
Non-current portion	823,921	1,099,399	177,351

Total current and non-current deferred revenue	1,020,353	1,319,539	212,863

Schedule of Unearned Storage Fees

	Year ended March 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Balance at beginning of year	361,034	608,115	926,756	149,501
Deferred revenue arising from new customers	376,536	485,290	509,334	82,164
Credited to income	(129,455)	(166,649)	(203,847)	(32,884)

Balance at end of year	608,115	926,756	1,232,243	198,781